Document and Entity Information	3 Months Ended
Nov. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	PLATINUM GROUP METALS LTD
Entity Central Index Key	0001095052
Current Fiscal Year End Date	--08-31
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Nov. 30, 2019